Trade and other receivables - Bad Debt Provisions (Details) - Trade receivables - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
At beginning of year	£ (7,055)
At end of year	(6,487)	£ (7,055)
Accumulated impairment losses
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
At beginning of year	44	72
Charged to the income statement	20	15
Released to the income statement	(7)	(22)
Exchange adjustments	(1)	(5)
Utilisations and other movements	(21)	(16)
At end of year	£ 35	£ 44